SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Partnership’s operations are organized into two reportable segments, Transportation and Terminaling and Storage. Operations that are not included in either the Transportation and Terminaling or the Storage segments are included in Corporate.

The Partnership’s Transportation and Terminaling segment consists of product terminals, pipelines, crude unloading facilities, product tanks and marine facilities capable of processing crude oil, natural gas and refined products. The Partnership’s Storage segment consists of storage facilities capable of handling crude oil, refined products and intermediates.

Revenues are generated from third-party transactions as well as commercial agreements entered into with PBF Holding under which the Partnership receives fees for transportation, terminaling and storage of crude oil, refined products and natural gas. The Partnership does not have any foreign operations.

The operating segments adhere to the accounting polices used for the consolidated financial statements, as described in Note 2 “Summary of Accounting Policies” of the Notes to Consolidated Financial Statements in the 2017 Form 10-K. The Partnership’s operating segments are strategic business units that offer different services in different geographical locations. PBFX has evaluated the performance of each operating segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are included in Corporate as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the operating segment, whereas assets included in Corporate are principally cash, deposits and other assets that are not associated with a specific operating segment.

	Three Months Ended March 31, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$57,671	$7,069	$—	$64,740
Depreciation and amortization expense	5,718	925	—	6,643
Income (loss) from operations	34,226	3,991	(4,291)	33,926
Interest expense, net and amortization of loan fees and debt premium	—	—	9,948	9,948
Capital expenditures	3,867	86	—	3,953

	Three Months Ended March 31, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$55,626	$5,538	$—	$61,164
Depreciation and amortization expense	4,882	601	—	5,483
Income (loss) from operations	34,762	3,250	(3,315)	34,697
Interest expense, net and amortization of loan fees and debt premium	—	—	7,984	7,984
Capital expenditures	15,471	4,174	—	19,645

	Balance at March 31, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$650,612	$85,220	$3,165	$738,997

	Balance at December 31, 2017
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$649,975	$86,760	$11,480	$748,215

(a)
Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.